Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NZD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 NZD ($)
Cross-currency swap
Derivative [Line Items]
Amount reclassified from accumulated other comprehensive income (loss) to Other, net				$ (500,000)
Interest Rate Swap | 2degrees
Derivative [Line Items]
Derivative, notional amount	$ 112,400,000				$ 167,500,000
Matured derivative notional amount	$ 23,500,000	$ 35,000,000
Derivative description	The agreements have effective dates from June 30, 2015 through June 30, 2020 and termination dates from June 28, 2019 to June 30, 2022.	The agreements have effective dates from June 30, 2015 through June 30, 2020 and termination dates from June 28, 2019 to June 30, 2022.
Interest Rate Swap | 2degrees | Other non-current liabilities
Derivative [Line Items]
Derivative liability, interest rate, fair value	$ 1,800,000		$ 1,900,000
Interest Rate Swap | 2degrees | Minimum
Derivative [Line Items]
Derivative, fixed interest rate	2.29%				2.29%
Interest Rate Swap | 2degrees | Maximum
Derivative [Line Items]
Derivative, fixed interest rate	4.61%				4.61%
Foreign Exchange Contract | 2degrees
Derivative [Line Items]
Matured derivative notional amount	$ 4,000,000	$ 5,800,000
Foreign Exchange Contract | 2degrees | Other, net
Derivative [Line Items]
Foreign exchange gain (loss) recognized in other, net	800,000		$ (1,100,000)	$ 1,600,000
Foreign Exchange Contract | 2degrees | Sell NZD
Derivative [Line Items]
Matured derivative notional amount		$ 57,000,000
Short-term forward exchange contracts to sell and buy currencies					$ 33,100,000
Foreign Exchange Contract | 2degrees | Buy US Dollar
Derivative [Line Items]
Matured derivative notional amount	40,500,000
Short-term forward exchange contracts to sell and buy currencies	23,000,000
Foreign Exchange Contract | 2degrees | Prepaid expenses and other current assets
Derivative [Line Items]
Foreign currency contracts, asset, fair value disclosure	$ 700,000